Property, Equipment and Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2024
Property, Equipment and Intangible Assets, Net [Abstract]
Schedule of Property, Equipment and Intangible Assets, Net

Property, equipment and intangible assets, net, consist of the following:

	September 30, 2024	September 30, 2023

Office equipment	$372,218	$331,114
Leasehold improvements	140,795	394,147
Software	28,500	-
Subtotal	541,513	725,261
Less: accumulated depreciation and amortization	(329,841)	(410,609)
Property and equipment, net	$211,672	$314,652